GOVERNMENT ASSISTANCE RECEIVED (Narrative) (Details)		12 Months Ended
	May 04, 2020 CAD ($)	Nov. 30, 2020 CAD ($)	Nov. 30, 2020 USD ($)	Nov. 30, 2019 CAD ($)	Nov. 30, 2018 CAD ($)	May 04, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Wages, salaries and benefits		$ 292,218		$ 513,729	$ 21,843
Rent		35,325		$ 77,186	$ 30,000
CARES Act Paycheck Protection Program Loan ("PPP Loan") [Member]
Disclosure of detailed information about borrowings [line items]
Loan received						$ 75,000
Borrowings, interest rate						1.00%
Limit of payroll costs per employee	$ 100,000
Wages, salaries and benefits		76,581	$ 56,970
Rent		$ 24,237	$ 18,030